JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.0%
AAR Corp. *	14,870	764,913
AeroVironment, Inc. *	11,143	991,393
AerSale Corp. *	6,922	128,818
Cadre Holdings, Inc.	6,827	156,270
Kaman Corp.	12,515	315,628
Kratos Defense & Security Solutions, Inc. *	56,214	643,650
Maxar Technologies, Inc.	33,165	1,713,636
Triumph Group, Inc. *	29,018	330,515
V2X, Inc. *	4,905	216,605
Virgin Galactic Holdings, Inc. * (a)	106,623	588,559
		5,849,987
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc. *	25,320	716,809
Atlas Air Worldwide Holdings, Inc. *	11,497	1,175,108
Forward Air Corp.	11,865	1,279,640
Hub Group, Inc., Class A *	14,562	1,241,702
		4,413,259
Airlines — 0.4%
Allegiant Travel Co. *	6,967	599,371
Hawaiian Holdings, Inc. *	22,937	282,584
SkyWest, Inc. *	22,571	468,574
Spirit Airlines, Inc.	48,583	963,886
Sun Country Airlines Holdings, Inc. *	14,528	271,238
		2,585,653
Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc. *	51,126	453,488
Dorman Products, Inc. *	12,623	1,225,188
Gentherm, Inc. *	14,815	1,102,680
Holley, Inc. *	22,660	75,005
LCI Industries	11,353	1,274,034
Mobileye Global, Inc., Class A (Israel) * (a)	20,843	804,540
Patrick Industries, Inc.	9,615	682,376
Solid Power, Inc. *	48,646	162,964
Standard Motor Products, Inc.	8,380	339,055
XPEL, Inc. * (b)	8,758	666,221
		6,785,551
Automobiles — 0.2%
Fisker, Inc. * (a)	70,522	525,389
Winnebago Industries, Inc.	13,604	866,303
		1,391,692
Banks — 8.7%
1st Source Corp.	7,594	373,549
Amalgamated Financial Corp.	7,945	182,338
Amerant Bancorp, Inc.	11,453	318,852
Ameris Bancorp	29,098	1,372,262

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Atlantic Union Bankshares Corp.	33,346	1,290,157
Banc of California, Inc.	24,967	434,925
BancFirst Corp.	7,766	668,886
Bancorp, Inc. (The) *	24,982	847,639
Banner Corp.	15,256	989,046
Berkshire Hills Bancorp, Inc.	20,105	624,260
Brookline Bancorp, Inc.	39,359	514,816
Cathay General Bancorp	33,221	1,460,395
Central Pacific Financial Corp.	12,158	274,771
City Holding Co.	6,638	629,216
Columbia Banking System, Inc.	35,098	1,084,879
Community Bank System, Inc.	23,987	1,384,290
Community Trust Bancorp, Inc.	6,795	292,729
Customers Bancorp, Inc. *	13,634	414,065
Dime Community Bancshares, Inc.	14,456	431,078
Eagle Bancorp, Inc.	14,252	676,827
Eastern Bankshares, Inc.	71,759	1,160,343
Enterprise Financial Services Corp.	16,605	885,379
FB Financial Corp.	15,704	589,842
First Bancorp	15,945	635,408
First BanCorp (Puerto Rico)	82,392	1,108,172
First Busey Corp.	22,918	547,053
First Commonwealth Financial Corp.	41,683	613,157
First Financial Bancorp	42,323	1,072,042
First Foundation, Inc.	22,659	351,894
First Merchants Corp.	26,585	1,133,584
Flushing Financial Corp.	12,639	242,542
Fulton Financial Corp.	74,755	1,250,651
German American Bancorp, Inc.	12,363	476,223
Heartland Financial USA, Inc.	16,862	834,163
Heritage Financial Corp.	15,665	446,922
Hilltop Holdings, Inc.	20,457	668,944
Hope Bancorp, Inc.	53,320	687,295
Independent Bank Group, Inc.	15,802	968,663
International Bancshares Corp.	23,569	1,104,679
Lakeland Bancorp, Inc.	28,914	557,173
Lakeland Financial Corp.	11,319	800,366
Live Oak Bancshares, Inc.	14,726	504,071
National Bank Holdings Corp., Class A	16,826	710,562
NBT Bancorp, Inc.	19,113	751,332
Nicolet Bankshares, Inc. *	5,958	434,279
Northwest Bancshares, Inc.	56,672	801,342
OceanFirst Financial Corp.	26,408	631,679
OFG Bancorp (Puerto Rico)	21,222	600,795
Origin Bancorp, Inc.	13,011	487,912
Pacific Premier Bancorp, Inc.	42,395	1,371,054
Park National Corp.	6,453	808,238
Pathward Financial, Inc.	12,838	637,022

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Preferred Bank	5,896	419,382
Premier Financial Corp.	15,884	397,418
Renasant Corp.	24,969	888,397
Republic Bancorp, Inc., Class A	3,992	179,560
S&T Bancorp, Inc.	17,403	633,121
Sandy Spring Bancorp, Inc.	19,921	673,330
Seacoast Banking Corp. of Florida	36,744	1,179,850
Silvergate Capital Corp., Class A * (a)	14,119	201,055
Simmons First National Corp., Class A	56,664	1,264,174
Southside Bancshares, Inc.	13,607	515,433
Stellar Bancorp, Inc.	19,841	557,731
Stock Yards Bancorp, Inc.	13,060	783,078
Tompkins Financial Corp.	5,616	423,053
Towne Bank	29,538	900,023
TriCo Bancshares	14,869	751,628
Triumph Financial, Inc. *	10,100	562,873
Trustmark Corp.	27,195	791,918
Veritex Holdings, Inc.	24,101	678,443
Washington Federal, Inc.	29,157	1,033,907
Washington Trust Bancorp, Inc.	7,664	327,789
WesBanco, Inc.	26,414	981,808
Westamerica BanCorp	12,001	666,776
		52,948,508
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	19,020	307,744
MGP Ingredients, Inc.	6,865	669,612
		977,356
Biotechnology — 7.2%
Agios Pharmaceuticals, Inc. *	24,521	722,879
Alector, Inc. *	27,322	240,980
Allogene Therapeutics, Inc. * (a)	40,548	313,030
Amicus Therapeutics, Inc. *	111,591	1,455,147
AnaptysBio, Inc. *	8,882	221,073
Arcellx, Inc. *	12,132	405,330
Arcus Biosciences, Inc. *	23,266	503,244
Arcutis Biotherapeutics, Inc. *	17,935	297,183
Aurinia Pharmaceuticals, Inc. (Canada) *	63,421	573,960
Avid Bioservices, Inc. *	27,753	439,330
Avidity Biosciences, Inc. *	29,668	703,132
BioCryst Pharmaceuticals, Inc. *	83,203	877,792
Biohaven Ltd. *	28,603	546,031
Bridgebio Pharma, Inc. *	48,042	445,830
CareDx, Inc. *	23,904	357,126
Catalyst Pharmaceuticals, Inc. *	42,728	661,857
Celldex Therapeutics, Inc. *	21,027	926,450
Chinook Therapeutics, Inc. *	19,969	504,617
Cogent Biosciences, Inc. *	29,361	442,177

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Coherus Biosciences, Inc. *	28,807	244,283
Deciphera Pharmaceuticals, Inc. *	22,014	374,458
Dynavax Technologies Corp. * (a)	52,947	602,537
Editas Medicine, Inc. *	30,698	303,603
Emergent BioSolutions, Inc. *	19,818	261,399
Enanta Pharmaceuticals, Inc. *	8,705	464,673
Entrada Therapeutics, Inc. *	7,703	93,591
EQRx, Inc. * (a)	102,467	251,044
FibroGen, Inc. *	38,991	920,188
Gossamer Bio, Inc. * (a)	34,579	91,289
IGM Biosciences, Inc. *	3,896	88,556
ImmunityBio, Inc. * (a)	46,452	176,518
ImmunoGen, Inc. *	88,673	407,896
Immunovant, Inc. *	24,799	440,678
Inhibrx, Inc. *	13,418	335,450
Insmed, Inc. *	60,461	1,301,725
Iovance Biotherapeutics, Inc. *	61,286	487,836
Ironwood Pharmaceuticals, Inc. *	59,561	686,143
iTeos Therapeutics, Inc. *	10,957	229,001
IVERIC bio, Inc. *	56,856	1,313,374
Keros Therapeutics, Inc. *	7,736	453,097
Krystal Biotech, Inc. *	9,656	802,607
Kura Oncology, Inc. *	28,021	387,250
Kymera Therapeutics, Inc. *	17,382	649,739
Lyell Immunopharma, Inc. *	64,545	211,062
Madrigal Pharmaceuticals, Inc. *	5,424	1,563,468
Mersana Therapeutics, Inc. *	40,080	263,726
Morphic Holding, Inc. *	13,240	433,345
Myovant Sciences Ltd. *	19,441	522,574
Myriad Genetics, Inc. *	36,175	713,371
PMV Pharmaceuticals, Inc. *	14,464	118,605
Prime Medicine, Inc. *	4,117	72,377
Prometheus Biosciences, Inc. *	15,348	1,744,454
Prothena Corp. plc (Ireland) *	17,745	1,003,480
PTC Therapeutics, Inc. *	32,083	1,472,289
REGENXBIO, Inc. *	16,815	390,276
Replimune Group, Inc. *	14,425	401,736
REVOLUTION Medicines, Inc. *	33,690	900,871
Rhythm Pharmaceuticals, Inc. * (a)	19,867	543,362
Rocket Pharmaceuticals, Inc. *	25,941	563,698
Roivant Sciences Ltd. *	48,273	400,666
Sage Therapeutics, Inc. *	23,108	1,024,609
Sana Biotechnology, Inc. * (a)	39,164	178,588
Sangamo Therapeutics, Inc. *	60,714	211,892
Seres Therapeutics, Inc. *	41,139	225,030
SpringWorks Therapeutics, Inc. *	19,772	620,841
Stoke Therapeutics, Inc. *	10,034	99,939
Syndax Pharmaceuticals, Inc. *	28,424	815,769

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Tango Therapeutics, Inc. *	19,292	127,327
TG Therapeutics, Inc. *	61,627	938,579
Travere Therapeutics, Inc. *	24,624	551,578
Twist Bioscience Corp. *	25,166	722,012
Vaxcyte, Inc. *	28,205	1,279,097
Veracyte, Inc. *	32,028	804,864
Vericel Corp. *	21,079	579,040
Verve Therapeutics, Inc. * (a)	18,690	425,197
Viridian Therapeutics, Inc. *	17,803	650,165
Xencor, Inc. *	26,737	880,182
Zentalis Pharmaceuticals, Inc. *	19,602	462,607
		43,920,779
Building Products — 1.4%
AAON, Inc.	18,748	1,430,847
American Woodmark Corp. *	7,429	425,607
Apogee Enterprises, Inc.	9,900	463,716
AZZ, Inc.	11,090	471,103
Gibraltar Industries, Inc. *	13,829	740,820
Griffon Corp.	21,138	864,121
Janus International Group, Inc. *	35,351	388,861
JELD-WEN Holding, Inc. *	37,638	476,121
Masonite International Corp. *	9,953	907,913
PGT Innovations, Inc. *	26,768	580,866
Quanex Building Products Corp.	14,786	382,810
Resideo Technologies, Inc. *	65,089	1,251,661
Tecnoglass, Inc.	8,933	305,866
		8,690,312
Capital Markets — 2.4%
AssetMark Financial Holdings, Inc. *	9,567	253,908
Avantax, Inc. *	21,381	623,042
B. Riley Financial, Inc. (a)	7,146	305,349
BGC Partners, Inc., Class A	145,019	630,833
Brightsphere Investment Group, Inc.	14,420	338,149
Cohen & Steers, Inc.	11,080	814,048
Cowen, Inc., Class A	11,875	461,700
Donnelley Financial Solutions, Inc. *	11,160	509,008
Focus Financial Partners, Inc., Class A *	25,863	1,167,714
Freedom Holding Corp. (Kazakhstan) *	7,450	479,780
Hamilton Lane, Inc., Class A	15,895	1,237,585
Moelis & Co., Class A	28,558	1,335,087
Open Lending Corp., Class A *	46,792	410,366
Piper Sandler Cos.	6,309	896,509
PJT Partners, Inc., Class A	10,901	872,407
StepStone Group, Inc., Class A	21,601	630,533
StoneX Group, Inc. *	7,682	675,094
TPG, Inc.	22,809	734,678
Victory Capital Holdings, Inc., Class A	12,232	362,556

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Virtu Financial, Inc., Class A	41,422	799,859
Virtus Investment Partners, Inc.	3,030	651,086
WisdomTree, Inc.	49,707	286,312
		14,475,603
Chemicals — 1.8%
AdvanSix, Inc.	12,300	531,852
Amyris, Inc. * (a)	103,046	163,843
Aspen Aerogels, Inc. *	24,814	260,547
Ecovyst, Inc. *	29,643	310,955
HB Fuller Co.	23,786	1,643,613
Innospec, Inc.	11,049	1,248,758
Kronos Worldwide, Inc.	9,787	114,019
LSB Industries, Inc. *	22,696	288,466
Mativ Holdings, Inc.	24,520	675,771
Minerals Technologies, Inc.	14,476	1,005,358
Perimeter Solutions SA *	65,971	613,530
PureCycle Technologies, Inc. * (a)	59,111	495,350
Quaker Chemical Corp.	6,073	1,195,592
Stepan Co.	9,417	1,034,363
Trinseo plc	15,610	433,178
Tronox Holdings plc, Class A	51,020	874,993
		10,890,188
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	29,527	1,385,112
ACV Auctions, Inc., Class A *	52,396	513,481
Aurora Innovation, Inc. * (a)	165,254	300,762
Brady Corp., Class A	20,700	1,106,829
BrightView Holdings, Inc. *	17,011	135,237
Cimpress plc (Ireland) *	8,786	287,214
CoreCivic, Inc., REIT *	51,329	546,141
Deluxe Corp.	19,262	385,047
GEO Group, Inc. (The), REIT *	55,405	637,158
Healthcare Services Group, Inc.	33,059	445,305
HNI Corp.	18,468	586,728
Interface, Inc.	25,951	295,322
KAR Auction Services, Inc. *	48,605	707,689
Matthews International Corp., Class A	13,652	505,670
MillerKnoll, Inc.	33,726	805,377
Montrose Environmental Group, Inc. *	12,203	660,915
Pitney Bowes, Inc. (a)	72,224	311,285
SP Plus Corp. *	8,993	339,126
Steelcase, Inc., Class A	41,209	321,430
UniFirst Corp.	6,731	1,335,700
		11,611,528
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	31,547	595,292

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
Clearfield, Inc. *	5,102	364,589
CommScope Holding Co., Inc. *	92,985	781,074
Digi International, Inc. *	15,744	535,138
Extreme Networks, Inc. *	58,626	1,057,027
Harmonic, Inc. *	47,047	619,609
Infinera Corp. * (a)	85,324	624,572
NETGEAR, Inc. *	12,909	257,793
NetScout Systems, Inc. *	30,643	983,640
		5,818,734
Construction & Engineering — 1.0%
Ameresco, Inc., Class A *	15,140	976,076
Arcosa, Inc.	21,579	1,278,987
Construction Partners, Inc., Class A *	18,397	520,451
Dycom Industries, Inc. *	13,144	1,253,543
Granite Construction, Inc.	19,512	830,821
MYR Group, Inc. *	7,420	735,025
Primoris Services Corp.	23,701	630,447
		6,225,350
Construction Materials — 0.3%
Summit Materials, Inc., Class A *	52,842	1,736,388
Consumer Finance — 0.8%
Encore Capital Group, Inc. *	10,444	581,940
Enova International, Inc. *	14,035	640,698
Green Dot Corp., Class A *	20,871	377,348
LendingClub Corp. *	46,901	454,471
Navient Corp.	47,216	895,687
Nelnet, Inc., Class A	8,023	766,116
PRA Group, Inc. *	17,391	699,814
PROG Holdings, Inc. *	22,333	497,802
World Acceptance Corp. *	1,464	140,134
		5,054,010
Containers & Packaging — 0.5%
Greif, Inc., Class A	11,427	816,231
Myers Industries, Inc.	16,299	392,480
O-I Glass, Inc. *	69,241	1,332,889
Pactiv Evergreen, Inc.	17,450	200,849
TriMas Corp.	18,721	576,420
		3,318,869
Diversified Consumer Services — 0.9%
2U, Inc. *	34,912	301,290
Adtalem Global Education, Inc. *	20,265	773,718
Contra A/S (Denmark) ‡ *	2,112	—
Duolingo, Inc. *	11,061	1,056,215
European Wax Center, Inc., Class A	12,939	243,771
Laureate Education, Inc., Class A	60,128	660,205
OneSpaWorld Holdings Ltd. (Bahamas) *	26,470	278,200

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — continued
Rover Group, Inc. *	43,468	177,784
Strategic Education, Inc.	9,919	925,939
Stride, Inc. *	18,241	783,086
Udemy, Inc. *	29,021	363,923
Vivint Smart Home, Inc. *	19,991	239,492
		5,803,623
Diversified Financial Services — 0.4%
Cannae Holdings, Inc. *	32,392	791,661
Compass Diversified Holdings	27,723	618,777
Jackson Financial, Inc., Class A	26,306	1,158,516
		2,568,954
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	19,067	1,307,424
EchoStar Corp., Class A *	15,808	295,768
Liberty Latin America Ltd., Class A (Puerto Rico) *	16,674	164,072
Liberty Latin America Ltd., Class C (Puerto Rico) *	65,016	640,408
		2,407,672
Electric Utilities — 0.4%
MGE Energy, Inc.	16,135	1,179,630
Otter Tail Corp.	18,581	1,191,971
		2,371,601
Electrical Equipment — 1.4%
Amprius Technologies, Inc. *	5,627	36,576
Array Technologies, Inc. *	62,467	1,388,641
Blink Charging Co. * (a)	18,161	247,171
Encore Wire Corp.	8,177	1,320,013
Enovix Corp. * (a)	49,077	389,671
ESS Tech, Inc. *	24,617	54,404
FREYR Battery SA (Norway) * (a)	45,152	397,789
FuelCell Energy, Inc. *	181,018	662,526
GrafTech International Ltd.	85,883	561,675
SES AI Corp. *	63,846	210,692
Shoals Technologies Group, Inc., Class A *	60,710	1,693,202
Stem, Inc. *	64,826	639,184
Vicor Corp. *	9,959	691,453
		8,292,997
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc. * (a)	9,727	90,656
Advanced Energy Industries, Inc.	16,672	1,546,161
Badger Meter, Inc.	13,065	1,514,234
Benchmark Electronics, Inc.	15,695	439,303
CTS Corp.	14,236	633,644
ePlus, Inc. *	11,999	597,310
FARO Technologies, Inc. *	8,385	230,420
Insight Enterprises, Inc. *	13,524	1,524,425

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Itron, Inc. *	20,170	1,159,170
Knowles Corp. *	40,588	780,507
Lightwave Logic, Inc. * (a)	50,245	316,041
Methode Electronics, Inc.	16,332	779,690
MicroVision, Inc. *	74,116	186,031
Mirion Technologies, Inc. *	54,481	433,124
Napco Security Technologies, Inc. *	12,964	375,567
OSI Systems, Inc. *	7,006	663,538
PAR Technology Corp. * (a)	12,184	414,134
PC Connection, Inc.	5,046	247,405
Plexus Corp. *	12,347	1,185,189
Sanmina Corp. *	25,639	1,562,184
ScanSource, Inc. *	11,275	371,286
SmartRent, Inc. *	54,887	160,270
TTM Technologies, Inc. *	45,616	717,084
Vishay Intertechnology, Inc.	57,830	1,323,729
		17,251,102
Energy Equipment & Services — 2.5%
Archrock, Inc.	59,718	591,805
Cactus, Inc., Class A	27,096	1,466,164
Core Laboratories NV	20,696	529,818
Diamond Offshore Drilling, Inc. *	45,305	519,195
Dril-Quip, Inc. *	15,143	465,041
Helix Energy Solutions Group, Inc. *	63,699	505,133
Liberty Energy, Inc., Class A	69,114	1,094,075
Nabors Industries Ltd. *	3,981	706,787
NexTier Oilfield Solutions, Inc. *	71,237	671,052
Oceaneering International, Inc. *	44,748	955,370
Patterson-UTI Energy, Inc.	96,767	1,625,686
ProFrac Holding Corp., Class A *	12,202	274,545
ProPetro Holding Corp. *	42,954	427,392
RPC, Inc.	37,139	368,419
Tidewater, Inc. *	22,527	977,672
Transocean Ltd. *	296,416	1,997,844
US Silica Holdings, Inc. *	33,790	413,590
Weatherford International plc *	28,680	1,631,318
		15,220,906
Entertainment — 0.6%
Cinemark Holdings, Inc. *	47,829	571,078
IMAX Corp. *	20,732	352,444
Liberty Media Corp.-Liberty Braves, Class A *	4,606	161,809
Liberty Media Corp.-Liberty Braves, Class C *	16,507	572,463
Madison Square Garden Entertainment Corp. *	11,743	614,041
World Wrestling Entertainment, Inc., Class A (a)	19,331	1,635,789
		3,907,624

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	42,372	658,037
Alexander & Baldwin, Inc.	32,385	648,348
Alexander's, Inc.	951	225,653
American Assets Trust, Inc.	23,232	661,183
Apartment Investment and Management Co., Class A	67,669	508,194
Brandywine Realty Trust	76,566	502,273
CareTrust REIT, Inc.	43,316	897,508
CBL & Associates Properties, Inc.	10,942	291,604
Centerspace	6,727	454,880
Corporate Office Properties Trust	50,180	1,408,553
DiamondRock Hospitality Co.	93,440	899,827
Easterly Government Properties, Inc.	40,515	657,964
Elme Communities	39,072	750,182
Empire State Realty Trust, Inc., Class A	58,713	489,666
Essential Properties Realty Trust, Inc.	63,558	1,619,458
Four Corners Property Trust, Inc.	37,448	1,077,004
Getty Realty Corp.	18,982	691,514
Gladstone Land Corp.	14,402	281,415
Global Net Lease, Inc.	46,333	692,678
Hudson Pacific Properties, Inc.	57,247	652,043
InvenTrust Properties Corp.	30,088	748,289
iStar, Inc.	38,703	359,164
LTC Properties, Inc.	18,083	689,866
LXP Industrial Trust	123,074	1,421,505
Macerich Co. (The)	95,862	1,317,144
Necessity Retail REIT, Inc. (The)	59,910	409,185
NexPoint Residential Trust, Inc.	10,148	512,474
Office Properties Income Trust	21,668	371,823
Paramount Group, Inc.	73,577	474,572
Physicians Realty Trust	101,870	1,615,658
Piedmont Office Realty Trust, Inc., Class A	55,063	583,668
PotlatchDeltic Corp.	36,043	1,764,305
Retail Opportunity Investments Corp.	55,594	880,053
RPT Realty	38,046	398,722
Safehold, Inc.	10,833	378,722
Saul Centers, Inc.	5,768	246,928
Service Properties Trust	73,847	657,977
Summit Hotel Properties, Inc.	47,710	406,489
Tanger Factory Outlet Centers, Inc.	46,565	889,857
Universal Health Realty Income Trust	5,657	310,060
Urban Edge Properties	52,412	825,489
Urstadt Biddle Properties, Inc., Class A	13,335	250,431
Veris Residential, Inc. *	35,373	611,953
Xenia Hotels & Resorts, Inc.	50,804	756,980
		30,949,298
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	13,895	511,058

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food & Staples Retailing — continued
Chefs' Warehouse, Inc. (The) *	15,202	581,173
Grocery Outlet Holding Corp. *	39,520	1,201,013
Ingles Markets, Inc., Class A	6,410	608,950
SpartanNash Co.	15,737	498,548
United Natural Foods, Inc. *	26,034	1,083,535
Weis Markets, Inc.	7,315	631,577
		5,115,854
Food Products — 1.6%
B&G Foods, Inc. (a)	31,993	448,542
Benson Hill, Inc. *	57,118	153,076
Beyond Meat, Inc. * (a)	27,027	444,054
Calavo Growers, Inc.	7,920	253,836
Cal-Maine Foods, Inc.	16,938	969,192
Fresh Del Monte Produce, Inc.	13,658	390,619
Hain Celestial Group, Inc. (The) *	39,853	817,784
Hostess Brands, Inc. *	59,768	1,382,434
J & J Snack Foods Corp.	6,686	958,104
Mission Produce, Inc. *	17,987	224,118
Simply Good Foods Co. (The) *	37,557	1,363,319
Sovos Brands, Inc. *	17,134	232,337
Tootsie Roll Industries, Inc.	7,919	354,217
TreeHouse Foods, Inc. *	22,519	1,090,595
Utz Brands, Inc.	29,575	492,719
		9,574,946
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	7,924	999,058
Northwest Natural Holding Co.	15,663	785,343
South Jersey Industries, Inc.	27,941	1,008,390
		2,792,791
Health Care Equipment & Supplies — 3.2%
Alphatec Holdings, Inc. *	31,406	408,906
AtriCure, Inc. *	20,754	898,233
Atrion Corp.	591	406,194
Avanos Medical, Inc. *	20,749	635,749
Axonics, Inc. *	22,098	1,356,817
Butterfly Network, Inc. *	64,514	177,414
Cardiovascular Systems, Inc. *	18,686	260,483
CONMED Corp.	13,599	1,302,240
Cue Health, Inc. *	42,682	111,827
Embecta Corp.	25,810	681,126
Establishment Labs Holdings, Inc. (Costa Rica) *	9,877	672,031
Figs, Inc., Class A *	56,815	508,494
Glaukos Corp. *	21,281	1,043,833
Heska Corp. *	4,548	406,773
Inogen, Inc. *	10,225	238,549
Integer Holdings Corp. *	14,786	973,067

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
iRhythm Technologies, Inc. *	13,443	1,321,447
Meridian Bioscience, Inc. *	19,014	646,476
Mesa Laboratories, Inc.	2,232	434,213
Neogen Corp. *	96,467	2,065,359
Nevro Corp. *	15,802	580,249
Outset Medical, Inc. *	21,559	606,239
Paragon 28, Inc. *	11,362	191,450
PROCEPT BioRobotics Corp. * (a)	14,558	566,161
Pulmonx Corp. *	16,707	148,525
Senseonics Holdings, Inc. * (a)	213,466	241,217
Silk Road Medical, Inc. *	17,008	924,555
TransMedics Group, Inc. *	14,254	898,287
Treace Medical Concepts, Inc. * (a)	14,109	325,777
Varex Imaging Corp. *	17,804	382,608
		19,414,299
Health Care Providers & Services — 2.1%
1Life Healthcare, Inc. *	74,907	1,197,763
23andMe Holding Co. * (a)	127,974	319,935
AdaptHealth Corp. *	34,272	734,449
Addus HomeCare Corp. *	7,190	773,069
Agiliti, Inc. *	14,872	274,388
Alignment Healthcare, Inc. *	36,772	454,134
Brookdale Senior Living, Inc. *	83,388	240,157
Cano Health, Inc. *	81,871	112,982
Castle Biosciences, Inc. *	11,051	299,261
Clover Health Investments Corp. *	145,517	193,538
CorVel Corp. *	4,092	729,031
Cross Country Healthcare, Inc. *	15,802	438,506
DocGo, Inc. *	36,716	367,160
Fulgent Genetics, Inc. *	8,807	297,500
Hims & Hers Health, Inc. *	54,288	449,505
Invitae Corp. *	101,896	240,475
ModivCare, Inc. *	5,668	607,950
National HealthCare Corp.	6,020	358,431
National Research Corp.	6,284	291,703
NeoGenomics, Inc. *	56,383	669,830
OPKO Health, Inc. * (a)	182,781	235,787
Owens & Minor, Inc. *	34,035	671,851
Pediatrix Medical Group, Inc. *	36,575	561,426
RadNet, Inc. *	21,772	458,301
Select Medical Holdings Corp.	46,472	1,350,941
US Physical Therapy, Inc.	5,809	575,962
		12,904,035
Health Care Technology — 1.0%
American Well Corp., Class A *	108,209	429,590
Definitive Healthcare Corp. *	16,884	209,024
Evolent Health, Inc., Class A *	41,091	1,323,952

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — continued
GoodRx Holdings, Inc., Class A *	33,483	187,170
Health Catalyst, Inc. *	24,439	339,702
HealthStream, Inc. *	10,767	260,346
NextGen Healthcare, Inc. *	24,443	464,906
Phreesia, Inc. *	23,457	879,403
Schrodinger, Inc. *	23,815	575,847
Sharecare, Inc. *	141,997	360,672
Veradigm, Inc. *	48,777	873,596
		5,904,208
Hotels, Restaurants & Leisure — 2.0%
Bally's Corp. *	12,235	243,109
BJ's Restaurants, Inc. *	10,447	329,812
Bloomin' Brands, Inc.	39,189	950,333
Bowlero Corp. *	15,216	209,220
Brinker International, Inc. *	19,663	775,902
Cheesecake Factory, Inc. (The) (a)	21,354	838,145
Dave & Buster's Entertainment, Inc. *	18,721	811,555
Denny's Corp. *	25,532	306,895
Dine Brands Global, Inc.	7,008	541,789
Dutch Bros, Inc., Class A * (a)	13,205	503,243
Everi Holdings, Inc. *	39,941	693,775
Golden Entertainment, Inc. *	9,791	386,745
Jack in the Box, Inc.	9,392	713,604
Krispy Kreme, Inc. (a)	29,896	364,731
Monarch Casino & Resort, Inc. *	5,923	453,820
Papa John's International, Inc.	14,349	1,286,962
Portillo's, Inc., Class A *	15,740	355,094
Red Rock Resorts, Inc., Class A	21,839	982,973
Shake Shack, Inc., Class A *	16,644	946,711
Sonder Holdings, Inc. *	63,265	84,775
Sweetgreen, Inc., Class A *	33,441	346,783
Target Hospitality Corp. *	10,859	166,740
Vacasa, Inc., Class A *	37,667	65,917
		12,358,633
Household Durables — 2.6%
Cavco Industries, Inc. *	3,704	985,634
Century Communities, Inc.	12,623	772,528
GoPro, Inc., Class A *	57,872	355,913
Green Brick Partners, Inc. *	12,130	378,456
Installed Building Products, Inc.	10,473	1,152,973
iRobot Corp. *	12,158	547,110
KB Home	37,076	1,425,572
La-Z-Boy, Inc.	19,196	545,742
LGI Homes, Inc. * (a)	9,155	1,042,297
M/I Homes, Inc. *	12,242	732,072
MDC Holdings, Inc.	25,439	960,577
Meritage Homes Corp. *	16,331	1,758,685

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
Skyline Champion Corp. *	23,629	1,392,929
Snap One Holdings Corp. *	7,784	74,649
Sonos, Inc. *	56,807	1,047,521
Taylor Morrison Home Corp. *	48,369	1,731,610
Tri Pointe Homes, Inc. *	45,048	995,110
Vizio Holding Corp., Class A *	25,209	220,831
		16,120,209
Household Products — 0.3%
Central Garden & Pet Co. *	4,336	181,852
Central Garden & Pet Co., Class A *	18,504	733,313
WD-40 Co. (a)	6,053	1,056,491
		1,971,656
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc. *	15,896	127,486
Montauk Renewables, Inc. *	28,206	313,369
		440,855
Insurance — 1.8%
American Equity Investment Life Holding Co.	30,974	1,475,911
AMERISAFE, Inc.	8,544	470,604
Argo Group International Holdings Ltd.	15,644	434,277
Bright Health Group, Inc. *	115,269	102,209
BRP Group, Inc., Class A *	27,419	785,554
Employers Holdings, Inc.	12,145	532,801
Genworth Financial, Inc., Class A *	221,545	1,222,928
Goosehead Insurance, Inc., Class A *	9,430	368,242
Hagerty, Inc., Class A *	14,101	135,511
Horace Mann Educators Corp.	18,248	649,811
James River Group Holdings Ltd.	16,729	379,079
Lemonade, Inc. *	20,052	326,447
Mercury General Corp.	11,860	423,758
Oscar Health, Inc., Class A *	49,716	190,909
Palomar Holdings, Inc. *	11,270	576,010
ProAssurance Corp.	24,084	466,989
Safety Insurance Group, Inc.	6,588	555,961
SiriusPoint Ltd. (Bermuda) *	37,919	287,805
Stewart Information Services Corp.	12,115	578,734
Trupanion, Inc. * (a)	15,689	925,965
		10,889,505
Interactive Media & Services — 0.6%
Cargurus, Inc. *	41,807	737,893
Cars.com, Inc. *	27,637	472,593
Eventbrite, Inc., Class A *	36,182	321,658
fuboTV, Inc. * (a)	87,189	224,076
MediaAlpha, Inc., Class A *	10,399	145,066
Shutterstock, Inc.	10,701	805,464

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Vimeo, Inc. *	70,092	318,218
ZipRecruiter, Inc., Class A *	23,161	454,882
		3,479,850
Internet & Direct Marketing Retail — 0.3%
ContextLogic, Inc., Class A *	250,792	172,520
Overstock.com, Inc. *	20,406	494,029
Qurate Retail, Inc. *	151,844	391,758
Revolve Group, Inc. *	18,181	518,886
Vivid Seats, Inc., Class A *	10,524	89,559
Xometry, Inc., Class A *	13,169	461,178
		2,127,930
IT Services — 2.6%
AvidXchange Holdings, Inc. *	59,426	660,817
BigCommerce Holdings, Inc. *	27,311	334,833
Conduent, Inc. *	74,210	353,982
CSG Systems International, Inc.	13,529	807,276
EVERTEC, Inc. (Puerto Rico)	29,103	1,075,065
Evo Payments, Inc., Class A *	21,554	730,034
Fastly, Inc., Class A *	49,949	516,972
Grid Dynamics Holdings, Inc. *	23,125	289,525
International Money Express, Inc. *	14,725	335,141
Kyndryl Holdings, Inc. *	91,105	1,219,896
Marqeta, Inc., Class A *	196,934	1,305,673
MoneyGram International, Inc. *	43,007	463,185
Paya Holdings, Inc. *	38,941	378,507
Payoneer Global, Inc. *	89,090	530,976
Perficient, Inc. *	15,465	1,146,575
Rackspace Technology, Inc. * (a)	25,434	76,302
Remitly Global, Inc. *	43,421	523,657
Repay Holdings Corp. *	33,587	327,137
Sabre Corp. *	146,552	998,019
Shift4 Payments, Inc., Class A *	23,657	1,514,994
Squarespace, Inc., Class A *	18,263	433,198
TaskUS, Inc., Class A (Philippines) *	11,546	215,333
TTEC Holdings, Inc.	8,431	428,632
Unisys Corp. *	30,263	163,723
Verra Mobility Corp. *	62,202	959,777
		15,789,229
Leisure Products — 0.4%
Acushnet Holdings Corp.	14,411	676,596
Latham Group, Inc. *	18,829	82,847
Malibu Boats, Inc., Class A *	9,068	549,430
Smith & Wesson Brands, Inc.	20,421	226,265
Sturm Ruger & Co., Inc.	7,893	449,112
Vista Outdoor, Inc. *	25,254	741,205
		2,725,455

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.6%
AbCellera Biologics, Inc. (Canada) * (a)	93,221	981,617
Adaptive Biotechnologies Corp. *	49,139	455,519
BioLife Solutions, Inc. *	15,266	357,835
CryoPort, Inc. *	21,875	499,406
NanoString Technologies, Inc. *	19,145	202,554
Pacific Biosciences of California, Inc. *	101,138	1,121,621
SomaLogic, Inc. *	67,140	233,647
		3,852,199
Machinery — 4.6%
3D Systems Corp. *	58,549	635,842
Alamo Group, Inc.	4,596	719,136
Albany International Corp., Class A	13,884	1,557,091
Astec Industries, Inc.	10,137	447,447
Barnes Group, Inc.	22,559	998,461
Desktop Metal, Inc., Class A * (a)	104,902	176,235
Energy Recovery, Inc. *	24,988	552,984
Enerpac Tool Group Corp.	25,380	673,585
EnPro Industries, Inc.	9,285	1,124,135
Esab Corp.	23,069	1,333,619
ESCO Technologies, Inc.	11,531	1,135,112
Federal Signal Corp.	27,061	1,440,998
Franklin Electric Co., Inc.	17,362	1,567,789
Gorman-Rupp Co. (The)	10,133	291,121
Greenbrier Cos., Inc. (The)	14,640	452,669
Helios Technologies, Inc.	14,520	958,320
Hillenbrand, Inc.	30,990	1,452,191
Hillman Solutions Corp. *	53,804	516,518
Hyzon Motors, Inc. * (a)	38,732	82,499
John Bean Technologies Corp.	14,227	1,589,583
Kadant, Inc.	5,198	1,059,196
Lindsay Corp.	4,910	769,004
Microvast Holdings, Inc. *	85,594	139,518
Mueller Industries, Inc.	25,377	1,663,462
Mueller Water Products, Inc., Class A	69,563	879,972
Omega Flex, Inc. (a)	1,347	143,186
Proterra, Inc. * (a)	86,555	441,431
Proto Labs, Inc. *	12,111	370,597
SPX Technologies, Inc. *	20,173	1,513,177
Standex International Corp.	5,358	619,224
Tennant Co.	8,308	582,640
Terex Corp.	30,118	1,535,115
Velo3D, Inc. * (a)	27,455	65,892
Wabash National Corp.	21,406	551,419
		28,039,168
Marine — 0.2%
Matson, Inc.	16,864	1,115,048

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.9%
Advantage Solutions, Inc. *	41,378	107,169
AMC Networks, Inc., Class A *	12,520	231,745
Clear Channel Outdoor Holdings, Inc. *	212,467	405,812
EW Scripps Co. (The), Class A *	25,863	386,652
Gray Television, Inc.	37,675	488,268
iHeartMedia, Inc., Class A *	46,744	362,266
Integral Ad Science Holding Corp. *	16,477	169,383
Magnite, Inc. *	52,387	632,835
Scholastic Corp.	13,257	586,490
Sinclair Broadcast Group, Inc., Class A	19,529	402,883
Stagwell, Inc. *	45,534	319,649
TechTarget, Inc. *	12,028	595,747
Thryv Holdings, Inc. *	13,684	306,111
WideOpenWest, Inc. *	23,091	265,316
		5,260,326
Metals & Mining — 1.9%
Alpha Metallurgical Resources, Inc.	6,468	1,040,895
Arconic Corp. *	45,288	1,064,721
ATI, Inc. *	57,767	2,102,141
Carpenter Technology Corp.	21,617	1,043,885
Century Aluminum Co. *	22,829	256,598
Coeur Mining, Inc. *	125,389	487,763
Compass Minerals International, Inc.	15,189	708,719
Hecla Mining Co.	250,959	1,548,417
Ivanhoe Electric, Inc. *	6,640	87,980
Kaiser Aluminum Corp.	7,118	622,967
Materion Corp.	9,169	827,502
Piedmont Lithium, Inc. *	7,307	501,553
Ryerson Holding Corp.	9,253	353,187
Schnitzer Steel Industries, Inc., Class A	11,232	380,091
Warrior Met Coal, Inc.	23,064	873,664
		11,900,083
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.	57,737	702,659
Arbor Realty Trust, Inc.	76,547	1,142,847
ARMOUR Residential REIT, Inc. (a)	58,984	370,420
Brightspire Capital, Inc.	42,597	324,589
Broadmark Realty Capital, Inc.	59,338	259,900
Chimera Investment Corp.	103,437	754,056
Claros Mortgage Trust, Inc.	54,355	909,903
Franklin BSP Realty Trust, Inc.	36,808	533,716
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	39,597	1,461,525
KKR Real Estate Finance Trust, Inc.	25,616	408,063
Ladder Capital Corp.	50,273	563,058
MFA Financial, Inc.	40,443	480,864
New York Mortgage Trust, Inc.	165,607	516,694
PennyMac Mortgage Investment Trust	39,690	605,273

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Ready Capital Corp. (a)	43,899	580,784
Redwood Trust, Inc.	50,595	422,974
TPG RE Finance Trust, Inc.	27,302	237,800
Two Harbors Investment Corp.	38,544	691,479
		10,966,604
Multiline Retail — 0.1%
Big Lots, Inc. (a)	12,927	211,486
Franchise Group, Inc.	11,930	368,517
		580,003
Multi-Utilities — 0.2%
NorthWestern Corp.	25,786	1,464,645
Oil, Gas & Consumable Fuels — 2.9%
Arch Resources, Inc.	8,068	1,194,225
California Resources Corp.	32,800	1,401,544
Callon Petroleum Co. *	22,821	971,034
Clean Energy Fuels Corp. *	78,433	443,931
CONSOL Energy, Inc.	14,638	846,516
Delek US Holdings, Inc.	31,113	832,584
Earthstone Energy, Inc., Class A * (a)	16,935	235,397
Gevo, Inc. * (a)	105,883	224,472
Green Plains, Inc. *	26,472	920,431
Gulfport Energy Corp. *	5,074	345,793
HighPeak Energy, Inc. (a)	6,050	169,158
International Seaways, Inc.	17,973	698,071
Kinetik Holdings, Inc. (a)	9,233	288,901
Kosmos Energy Ltd. (Ghana) *	203,477	1,609,503
NextDecade Corp. *	25,777	154,404
Northern Oil and Gas, Inc.	30,247	1,013,879
Par Pacific Holdings, Inc. *	24,776	662,262
Peabody Energy Corp. *	52,018	1,450,782
Permian Resources Corp.	91,434	993,888
Sitio Royalties Corp.	1	27
Talos Energy, Inc. *	29,115	576,768
Tellurian, Inc. * (a)	226,896	451,523
Uranium Energy Corp. *	162,931	656,612
Vital Energy, Inc. *	7,510	422,663
W&T Offshore, Inc. *	42,174	262,322
World Fuel Services Corp.	27,625	781,787
		17,608,477
Paper & Forest Products — 0.2%
Mercer International, Inc. (Germany)	18,022	229,420
Resolute Forest Products, Inc. *	20,256	439,758
Sylvamo Corp.	14,763	701,685
		1,370,863
Personal Products — 0.8%
Edgewell Personal Care Co.	23,136	991,609

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Products — continued
elf Beauty, Inc. *	22,442	1,291,537
Inter Parfums, Inc.	7,970	942,213
Medifast, Inc.	4,888	544,768
Nu Skin Enterprises, Inc., Class A	22,051	945,547
USANA Health Sciences, Inc. *	4,977	290,856
		5,006,530
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc. *	22,910	387,179
Amphastar Pharmaceuticals, Inc. *	16,829	509,246
Amylyx Pharmaceuticals, Inc. *	17,742	695,309
Arvinas, Inc. *	21,614	708,291
Axsome Therapeutics, Inc. *	15,305	1,147,875
Cassava Sciences, Inc. * (a)	16,815	470,820
CinCor Pharma, Inc. *	8,586	248,393
CONTRA LIGAND PHARMACE ‡ *	2,112	—
Corcept Therapeutics, Inc. *	42,755	977,379
DICE Therapeutics, Inc. *	15,112	480,108
Harmony Biosciences Holdings, Inc. *	13,229	637,241
Innoviva, Inc. *	28,022	354,478
Ligand Pharmaceuticals, Inc. *	7,164	499,331
Nektar Therapeutics *	83,895	228,194
Pliant Therapeutics, Inc. *	18,872	661,275
Reata Pharmaceuticals, Inc., Class A * (a)	12,450	539,459
Revance Therapeutics, Inc. *	36,721	1,273,484
Supernus Pharmaceuticals, Inc. *	24,124	989,325
Third Harmonic Bio, Inc. *	5,067	22,143
		10,829,530
Professional Services — 1.2%
CBIZ, Inc. *	22,694	1,080,007
First Advantage Corp. *	25,767	357,646
Forrester Research, Inc. *	5,020	186,041
HireRight Holdings Corp. *	8,510	97,354
Huron Consulting Group, Inc. *	8,895	605,216
ICF International, Inc.	7,571	773,681
Kelly Services, Inc., Class A	15,449	279,627
Kforce, Inc.	8,716	489,229
Korn Ferry	23,814	1,285,718
Legalzoom.com, Inc. *	42,137	357,322
NV5 Global, Inc. *	5,552	740,026
Planet Labs PBC *	85,543	423,438
Sterling Check Corp. *	10,406	145,164
TrueBlue, Inc. *	14,613	286,853
		7,107,322
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc. *	48,870	414,418
Compass, Inc., Class A *	112,829	453,573

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Forestar Group, Inc. *	7,997	118,995
Kennedy-Wilson Holdings, Inc.	52,279	934,748
Marcus & Millichap, Inc.	11,064	400,959
Newmark Group, Inc., Class A	55,112	472,310
Opendoor Technologies, Inc. *	226,462	495,952
Redfin Corp. *	48,538	363,064
St. Joe Co. (The)	15,107	711,540
		4,365,559
Road & Rail — 0.6%
ArcBest Corp.	10,903	909,855
Heartland Express, Inc.	20,781	349,536
Marten Transport Ltd.	25,702	567,757
Schneider National, Inc., Class B	16,529	438,019
TuSimple Holdings, Inc., Class A *	61,043	128,190
Universal Logistics Holdings, Inc.	3,044	109,341
Werner Enterprises, Inc.	26,231	1,232,070
		3,734,768
Semiconductors & Semiconductor Equipment — 2.6%
Axcelis Technologies, Inc. *	14,668	1,612,747
Cohu, Inc. *	21,250	766,700
Credo Technology Group Holding Ltd. *	40,301	698,416
Diodes, Inc. *	20,293	1,809,933
FormFactor, Inc. *	34,368	967,115
Ichor Holdings Ltd. *	12,845	434,161
Impinj, Inc. *	9,473	1,229,406
indie Semiconductor, Inc., Class A (China) *	29,398	234,302
Kulicke & Soffa Industries, Inc. (Singapore)	25,908	1,323,899
MaxLinear, Inc. *	32,251	1,328,741
Navitas Semiconductor Corp. * (a)	34,272	169,989
Onto Innovation, Inc. *	22,092	1,737,536
Photronics, Inc. *	27,528	498,807
Rambus, Inc. *	47,981	1,941,791
Ultra Clean Holdings, Inc. *	20,304	683,230
Veeco Instruments, Inc. *	22,943	455,648
		15,892,421
Software — 4.9%
8x8, Inc. *	49,847	234,779
A10 Networks, Inc.	28,531	441,660
Adeia, Inc.	46,889	513,435
Agilysys, Inc. *	8,839	738,587
Alarm.com Holdings, Inc. *	22,282	1,194,315
Alkami Technology, Inc. *	16,339	267,469
Altair Engineering, Inc., Class A *	23,377	1,241,319
Amplitude, Inc., Class A *	23,924	344,027
Appfolio, Inc., Class A *	8,386	941,999
Appian Corp., Class A *	18,312	757,476

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
AvePoint, Inc. *	38,702	172,998
Braze, Inc., Class A *	14,493	463,776
C3.ai, Inc., Class A * (a)	37,490	744,177
Cerence, Inc. *	17,586	431,209
Confluent, Inc., Class A *	68,625	1,585,238
Consensus Cloud Solutions, Inc. *	7,884	463,343
CS Disco, Inc. *	7,639	63,480
Digital Turbine, Inc. *	40,210	698,046
Domo, Inc., Class B *	13,842	214,689
Duck Creek Technologies, Inc. *	33,770	639,266
E2open Parent Holdings, Inc. *	76,892	530,555
Ebix, Inc.	10,487	199,882
Enfusion, Inc., Class A *	5,854	69,546
Everbridge, Inc. *	17,815	569,367
EverCommerce, Inc. *	12,943	133,701
Expensify, Inc., Class A *	19,891	207,065
ForgeRock, Inc., Class A *	16,386	325,426
Freshworks, Inc., Class A *	71,896	1,163,277
Gitlab, Inc., Class A * (a)	26,782	1,323,299
HashiCorp, Inc., Class A *	32,912	1,059,108
Instructure Holdings, Inc. *	7,630	206,239
Intapp, Inc. *	6,749	195,586
InterDigital, Inc.	13,231	925,509
KnowBe4, Inc., Class A *	38,383	955,353
LivePerson, Inc. *	31,266	402,706
LiveRamp Holdings, Inc. *	29,663	793,782
Marathon Digital Holdings, Inc. * (a)	49,521	357,046
Matterport, Inc. *	98,786	347,727
MeridianLink, Inc. *	9,020	143,238
Model N, Inc. *	14,873	589,863
Momentive Global, Inc. *	57,059	439,925
N-Able, Inc. *	29,846	306,518
PagerDuty, Inc. *	36,217	1,078,904
Progress Software Corp.	19,180	1,017,307
PROS Holdings, Inc. *	18,202	458,690
Q2 Holdings, Inc. *	25,676	840,119
Riot Platforms, Inc. * (a)	74,672	468,193
Samsara, Inc., Class A *	44,471	606,584
SolarWinds Corp. *	20,936	212,710
Sprinklr, Inc., Class A *	26,780	266,193
Sumo Logic, Inc. *	48,147	569,579
Telos Corp. *	23,695	114,921
Zeta Global Holdings Corp., Class A *	55,976	508,262
Zuora, Inc., Class A *	55,258	437,643
		29,975,111
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	22,066	639,031

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Academy Sports & Outdoors, Inc.	35,581	2,078,642
Arko Corp.	32,681	274,194
Asbury Automotive Group, Inc. *	9,869	2,171,180
Boot Barn Holdings, Inc. *	13,293	1,109,833
Buckle, Inc. (The)	13,186	580,184
Caleres, Inc.	16,286	423,762
Camping World Holdings, Inc., Class A	17,857	453,746
Carvana Co. * (a)	44,443	451,985
Children's Place, Inc. (The) *	5,820	264,053
Designer Brands, Inc., Class A	22,702	234,058
Group 1 Automotive, Inc.	6,498	1,389,597
Guess?, Inc.	13,601	315,135
Monro, Inc.	14,033	714,280
ODP Corp. (The) *	18,002	928,903
Rent-A-Center, Inc. (a)	22,363	601,341
Sally Beauty Holdings, Inc. *	47,761	744,116
Signet Jewelers Ltd.	20,643	1,585,589
Sleep Number Corp. *	9,813	337,371
Sonic Automotive, Inc., Class A	7,459	400,623
Warby Parker, Inc., Class A *	27,836	449,552
		16,147,175
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc. *	14,818	449,134
Corsair Gaming, Inc. *	17,147	269,722
IonQ, Inc. *	67,571	300,015
Super Micro Computer, Inc. *	20,558	1,486,960
		2,505,831
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd. *	19,071	322,681
Kontoor Brands, Inc.	22,028	1,052,057
Levi Strauss & Co., Class A	43,190	794,696
Oxford Industries, Inc.	6,682	783,264
Steven Madden Ltd.	32,666	1,171,076
Wolverine World Wide, Inc.	35,144	566,873
		4,690,647
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc. *	23,822	1,146,315
Capitol Federal Financial, Inc.	57,649	482,522
Columbia Financial, Inc. *	14,678	291,358
Federal Agricultural Mortgage Corp., Class C	4,142	550,762
Kearny Financial Corp.	30,147	282,779
Merchants Bancorp	11,355	326,683
Mr. Cooper Group, Inc. *	31,504	1,448,869
NMI Holdings, Inc., Class A *	37,295	866,363
Northfield Bancorp, Inc.	18,752	280,343
PennyMac Financial Services, Inc.	13,417	904,574

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thrifts & Mortgage Finance — continued
Provident Financial Services, Inc.	33,607	788,420
Rocket Cos., Inc., Class A (a)	54,359	511,518
Walker & Dunlop, Inc.	13,692	1,305,943
WSFS Financial Corp.	27,485	1,327,800
		10,514,249
Tobacco — 0.2%
Universal Corp.	10,960	595,895
Vector Group Ltd.	58,723	760,463
		1,356,358
Trading Companies & Distributors — 1.5%
Boise Cascade Co.	17,614	1,320,522
Custom Truck One Source, Inc. * (a)	27,511	194,778
Global Industrial Co.	7,279	191,365
GMS, Inc. *	18,931	1,122,987
H&E Equipment Services, Inc.	15,079	767,370
McGrath RentCorp	10,888	1,083,791
NOW, Inc. *	49,298	692,144
Rush Enterprises, Inc., Class A	18,905	1,017,278
Triton International Ltd. (Bermuda)	26,248	1,854,159
Veritiv Corp.	6,012	751,740
		8,996,134
Water Utilities — 0.8%
American States Water Co.	16,495	1,553,334
California Water Service Group	24,470	1,496,830
Middlesex Water Co.	7,881	660,901
SJW Group	11,903	921,411
		4,632,476
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	28,979	485,978
Shenandoah Telecommunications Co.	22,361	437,157
Telephone and Data Systems, Inc.	44,559	595,754
United States Cellular Corp. *	6,295	153,976
		1,672,865
Total Common Stocks (Cost $613,387,696)		606,661,391
	NO. OF RIGHTS
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Zogenix, Inc., CVR ‡ *(Cost $—)	14,091	9,582
	SHARES
Short-Term Investments — 3.2%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d) (Cost $4,014,248)	4,014,248	4,014,248

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	13,002,402	13,007,603
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	2,504,889	2,504,889
Total Investment of Cash Collateral from Securities Loaned (Cost $15,509,087)		15,512,492
Total Short-Term Investments (Cost $19,523,335)		19,526,740
Total Investments — 102.4% (Cost $632,911,031)		626,197,713
Liabilities in Excess of Other Assets — (2.4)%		(14,871,580)
NET ASSETS — 100.0%		611,326,133

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $15,491,842.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	52	03/17/2023	USD	5,042,180	348,434

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$606,661,391	$—	$—	$606,661,391
Rights	—	—	9,582	9,582
Short-Term Investments
Investment Companies	4,014,248	—	—	4,014,248
Investment of Cash Collateral from Securities Loaned	15,512,492	—	—	15,512,492
Total Short-Term Investments	19,526,740	—	—	19,526,740
Total Investments in Securities	$626,188,131	$—	$9,582	$626,197,713

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$348,434	$—	$—	$348,434
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$10,003,601	$9,000,000	$6,000,000	$4,799	$(797)	$13,007,603	13,002,402	$110,905	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	1,618,100	25,949,032	25,062,243	—	—	2,504,889	2,504,889	31,193	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	8,224,756	9,924,108	14,134,616	—	—	4,014,248	4,014,248	57,676	—
Total	$19,846,457	$44,873,140	$45,196,859	$4,799	$(797)	$19,526,740		$199,774	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.